Income Taxes (Details 3)	Jun. 30, 2021 USD ($)
2027 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	$ 582,990
2028 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	825,960
2029 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	835,300
2030 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,413,130
2031 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,991,290
2032 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,545,640
2033 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,122,930
2034 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,583,920
2035 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,057,840
2036 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,480,630
2037 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	3,107,930
2038 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	941,970
2039 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,819,670
2040 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,409,880
2041 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,854,680
2042 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,697,390
Total [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	$ 27,271,150